Note 2 - Sale and Deconsolidation of GMI and Discontinued Operations - Consideration Received (Details) - USD ($)	Mar. 18, 2023	Mar. 17, 2023
Cash at closing	$ 133,148	$ 935,974
GMDC common stock		581,000
Business Combination, Contingent Consideration, Asset, Noncurrent		682,000
Total consideration		$ 2,332,122